Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS

Ying Bai Technology Limited. (“Ying Bai”, formerly known as Techfaith Technology (Shenyang) Limited.) and De Ming Technology (Hangzhou) Limited. (“De Ming”) (formerly known as Kang Mu Ni Electronics (Hangzhou) Limited.) are subsidiaries of Techfaith Technology Limited (“Techfaith Technology”), a company established in April 2007. Techfaith Technology is a 100% owned subsidiary of Techfaith Electronics Limited, a company established in September 2007, of which the Group’s Founder and CEO holds 43% equity interest before December 30, 2011. On December 30, 2011, Techfaith Electronics Limited sold 100% equity interest of Techfaith Technology to a third party. During 2012 and 2013, the Group has no related party transaction.

For the years ended December 31, 2011, 2012 and 2013, purchase of raw materials, mobile phone products and services from related parties were as follow:

	2011	2012	2013

Ying Bai	$35,832	$—	$—
De Ming	—	—	—

Total	$35,832	$—	$—

For the years ended December 31, 2011, 2012 and 2013, sales of raw materials to related parties were as follow:

	2011	2012	2013

Ying Bai	$80	$—	$—
De Ming	—	—	—

Total	$80	$—	$—

As of December 31, 2012 and 2013, there were no amounts due from or due to related parties.